UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Short Duration Credit Opportunities Fund (JSD)
October 31, 2011

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 112.0% (72.5% of Total Investments) (4)
	Aerospace & Defense – 1.1% (0.7% of Total Investments)
$2,000	DigitalGlobe, Inc., Term Loan	5.750%	10/12/18	BB+	$ 2,003,334
	Airlines – 1.0% (0.7% of Total Investments)
1,995	Delta Air Lines, Inc., Term Loan	5.500%	4/20/17	Ba2	1,945,125
	Auto Components – 0.7% (0.4% of Total Investments)
1,280	Autoparts Holdings, Ltd., Term Loan	6.500%	7/29/17	B+	1,281,600
	Automobiles – 0.8% (0.5% of Total Investments)
1,495	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	1,416,823
	Biotechnology – 3.6% (2.3% of Total Investments)
2,083	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	2,078,125
2,000	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	1,980,000
2,985	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	2,686,990
7,068	Total Biotechnology				6,745,115
	Building Products – 0.8% (0.5% of Total Investments)
1,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	1,006,875
500	Norit Holdings, B.V., Term Loan	6.750%	6/30/17	BB-	487,500
1,500	Total Building Products				1,494,375
	Capital Markets – 1.3% (0.8% of Total Investments)
2,494	Citco III Limited, Term Loan	6.250%	6/29/18	BB-	2,425,172
	Chemicals – 3.6% (2.4% of Total Investments)
3,000	Ashland, Inc., Term Loan, WI/DD	TBD	TBD	Baa3	3,017,499
970	Ineos US Finance LLC, Tranche B2, WI/DD	TBD	TBD	Ba3	997,522
1,030	Ineos US Finance LLC, Tranche C2, WI/DD	TBD	TBD	Ba3	1,059,978
2,000	PQ Corporation, Term Loan, Second Lien	6.750%	7/30/15	B-	1,776,666
7,000	Total Chemicals				6,851,665
	Commercial Banks – 0.6% (0.4% of Total Investments)
1,170	Ocwen Financial Corporation, Initial Term Loan	7.000%	9/01/16	B1	1,165,612
	Commercial Services & Supplies – 2.3% (1.5% of Total Investments)
1,499	Ceridian Corporation, US Term Loan, WI/DD	TBD	TBD	B1	1,373,498
181	ServiceMaster Company, Delayed Term Loan	2.750%	7/24/14	B+	173,283
1,814	ServiceMaster Company, Term Loan	2.760%	7/24/14	B+	1,740,055
1,000	SkillSoft Corporation, Add on Term Loan	6.500%	10/21/17	BB-	1,000,000
4,494	Total Commercial Services & Supplies				4,286,836
	Communications Equipment – 4.5% (2.9% of Total Investments)
1,990	Aspect Software, Inc., Term Loan, Tranche B	6.250%	5/07/16	Ba3	1,999,848
1,990	Avaya, Inc., Term Loan B3	4.814%	10/26/17	B1	1,835,376
1,995	DG FastChannel, Inc., Term Loan	5.750%	7/26/18	BB-	1,975,050
2,689	Telcordia Technologies, Inc., New Term Loan	6.750%	4/30/16	B+	2,675,563
8,664	Total Communications Equipment				8,485,837
	Consumer Finance – 1.0% (0.6% of Total Investments)
2,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	1,842,084
	Containers & Packaging – 2.8% (1.8% of Total Investments)
1,990	Amscan Holdings, Inc., New Term Loan	6.750%	12/02/17	B	1,963,211
3,242	Sealed Air Corporation, Term Loan, DD1	4.750%	10/03/18	Ba1	3,279,020
5,232	Total Containers & Packaging				5,242,231
	Diversified Consumer Services – 3.5% (2.3% of Total Investments)
1,496	Cengage Learning Acquisitions, Inc., Term Loan	2.500%	7/03/14	B+	1,290,858
2,490	Brickman Group Holdings, Inc., Tranche B, Term Loan, DD1	7.250%	10/14/16	B+	2,489,975
2,985	Laureate Education, Inc., Extended Term Loan	5.250%	6/16/18	B1	2,802,169
6,971	Total Diversified Consumer Services				6,583,002
	Diversified Financial Services – 1.4% (0.9% of Total Investments)
2,571	UPC Broadband Holding BV, Term Loan, Tranche AB, WI/DD	TBD	TBD	Ba3	2,552,143
	Diversified Telecommunication Services – 0.5% (0.3% of Total Investments)
1,000	WideOpenWest Finance LLC, New Term Loan, Series A	6.742%	6/30/14	B1	966,250
	Electrical Equipment – 0.5% (0.3% of Total Investments)
1,000	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	970,000
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
1,500	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	1,365,000
	Energy Equipment & Services – 2.7% (1.8% of Total Investments)
1,950	EnergySolutions LLC, Term Loan	6.250%	8/15/16	BB+	1,930,838
3,214	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	3,222,202
5,164	Total Energy Equipment & Services				5,153,040
	Food & Staples Retailing – 1.4% (0.9% of Total Investments)
2,600	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	2,593,770
	Food Products – 1.3% (0.8% of Total Investments)
998	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	975,056
1,496	JBS USA LLC, Term Loan	4.250%	5/25/18	BB	1,473,806
2,494	Total Food Products				2,448,862
	Health Care Equipment & Supplies – 1.9% (1.2% of Total Investments)
3,600	Chiron Merger Sub, Inc., Term Loan, WI/DD	TBD	TBD	Ba2	3,614,342
	Health Care Providers & Services – 11.0% (7.1% of Total Investments)
1,899	Community Health Systems, Inc., Term Loan	2.569%	7/25/14	BB	1,846,778
997	Health Management Associates, Inc., Term Loan	2.119%	2/28/14	BB-	979,763
977	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	747,614
1,000	Ardent Health Services, Term Loan	6.500%	9/15/15	B1	978,750
97	Community Health Systems, Inc., Delayed Term Loan	2.569%	7/25/14	BB	94,753
2,693	Golden Living, Term Loan	5.000%	5/04/18	B+	2,461,933
2,000	HCA, Inc., Tranche B2, Term Loan	3.619%	3/31/17	BB	1,945,626
1,990	HCR ManorCare, Term Loan	5.000%	4/06/18	Ba3	1,800,950
1,247	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	1,221,930
998	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	932,662
1,816	LifeCare Holdings, Inc., Term Loan Add On	13.651%	2/01/16	Caa1	1,729,622
157	LifeCare, Term Loan	8.148%	2/01/16	Caa1	149,976
2,040	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,886,769
1,990	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	1,992,462
1,995	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	1,855,350
21,896	Total Health Care Providers & Services				20,624,938
	Health Care Technology – 2.6% (1.7% of Total Investments)
4,033	Emdeon Business Services LLC, Term Loan, WI/DD	TBD	TBD	Ba3	4,064,845
1,000	Fenwal, Inc., Term Loan, Second Lien	5.573%	8/28/14	B-	908,750
5,033	Total Health Care Technology				4,973,595
	Hotels, Restaurants & Leisure – 3.3% (2.1% of Total Investments)
1,785	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	2,323,774
2,000	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	1,950,000
1,925	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	1,917,741
5,710	Total Hotels, Restaurants & Leisure				6,191,515
	Household Durables – 1.9% (1.2% of Total Investments)
500	GRD Holding III Corporation, Term Loan, WI/DD	TBD	TBD	B+	450,000
3,172	Spectrum Brands, Inc., Term Loan, WI/DD	TBD	TBD	B1	3,167,843
3,672	Total Household Durables				3,617,843
	Household Products – 0.5% (0.3% of Total Investments)
899	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	854,733
	Industrial Conglomerates – 5.5% (3.6% of Total Investments)
998	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	978,173
2,000	NES Rentals Holdings, Inc., Permanent Term Loan, Second Lien	10.000%	7/20/13	CCC+	1,900,000
1,900	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	1,871,500
892	Property Data I, Inc., Term Loan	7.000%	1/04/17	Ba3	755,177
2,000	SRAM LLC, Term Loan, Second Lien	8.500%	12/07/18	B-	2,010,000
2,985	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	2,824,556
10,775	Total Industrial Conglomerates				10,339,406
	Internet Software & Services – 5.9% (3.8% of Total Investments)
2,425	Go Daddy Operating Co., LLC, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	2,426,516
1,995	San Juan Cable LLC, Term Loan B, First Lien	6.000%	6/09/17	B+	1,960,088
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	1,950,000
2,000	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	2,000,000
3,100	Web.com, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	2,784,188
11,520	Total Internet Software & Services				11,120,792
	IT Services – 10.2% (6.6% of Total Investments)
2,000	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	1,910,000
2,500	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	2,446,875
2,000	First Data Corporation, Extended Term Loan	4.245%	3/26/18	B+	1,738,000
3,761	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	3,746,623
3,976	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	3,598,343
3,000	SRA International, Term Loan	6.500%	7/20/18	B1	2,851,251
3,000	VFH Parent LLC, Term Loan	7.500%	7/08/16	BBB-	2,962,500
20,237	Total IT Services				19,253,592
	Leisure Equipment & Products – 2.2% (1.4% of Total Investments)
1,804	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,788,052
2,000	Academy, Ltd., Term Loan	6.000%	8/03/18	B	1,986,666
325	Bombardier Recreational Products, Inc., Term Loan	2.899%	6/28/13	B2	316,191
4,129	Total Leisure Equipment & Products				4,090,909
	Machinery – 0.5% (0.3% of Total Investments)
1,000	Brock Holdings III, Inc., Term Loan, Second Lien	10.000%	3/16/18	B-	930,000
	Media – 2.5% (1.6% of Total Investments)
2,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/16/18	Ba2	1,980,000
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	985,000
1,772	Miramax Film LLC, Term Loan	7.750%	6/22/16	Ba2	1,772,358
4,772	Total Media				4,737,358
	Metals & Mining – 1.1% (0.7% of Total Investments)
2,000	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	1,995,000
	Multiline Retail – 1.0% (0.7% of Total Investments)
1,995	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	1,960,088
	Oil, Gas & Consumable Fuels – 3.5% (2.3% of Total Investments)
3,485	Western Refining, Inc., Term Loan	7.500%	3/15/17	B	3,505,328
55	Alon USA Energy, Inc., Edgington Facility	2.557%	8/05/13	B+	50,423
443	Alon USA Energy, Inc., Paramount Facility	2.549%	8/05/13	B+	403,380
1,318	Big West Oil LLC, Term Loan	7.000%	3/31/16	B+	1,334,659
1,250	Buffalo Gulf Coast Terminals, Term Loan, WI/DD	TBD	TBD	BB+	1,265,625
6,551	Total Oil, Gas & Consumable Fuels				6,559,415
	Paper & Forest Products – 0.3% (0.2% of Total Investments)
499	Exopack LLC, Term Loan B	6.500%	5/31/17	B1	493,762
	Pharmaceuticals – 2.6% (1.7% of Total Investments)
1,990	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	1,945,201
1,995	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	1,977,544
456	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	453,337
228	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	226,669
313	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	311,669
4,982	Total Pharmaceuticals				4,914,420
	Real Estate Investment Trust – 3.4% (2.2% of Total Investments)
2,616	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	2,600,016
171	Realogy Corporation, Synthetic Letter of Credit	4.495%	10/10/16	B1	150,005
1,350	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	1,350,000
2,250	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	2,238,750
6,387	Total Real Estate Investment Trust				6,338,771
	Real Estate Management & Development – 2.7% (1.7% of Total Investments)
1,829	Realogy Corporation, Delayed Term Loan	4.522%	10/10/16	B1	1,607,573
3,491	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	3,447,795
5,320	Total Real Estate Management & Development				5,055,368
	Road & Rail – 1.8% (1.2% of Total Investments)
2,314	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	2,322,200
1,000	Avis Budget Car Rental LLC, Term Loan, Tranche B	6.250%	9/22/18	Ba1	1,005,313
3,314	Total Road & Rail				3,327,513
	Semiconductors & Equipment – 0.5% (0.4% of Total Investments)
1,000	Microsemi Corporation, Term Loan	5.750%	2/03/18	BB+	1,007,500
	Software – 4.9% (3.2% of Total Investments)
3,000	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	2,901,750
3,800	IPC Systems, Inc., Term Loan, Second Lien	5.619%	6/01/15	CCC	3,249,000
1,000	IPC Systems, Inc., Term Loan	2.619%	6/02/14	B1	912,500
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/29/17	CCC+	965,833
1,247	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	1,226,600
10,047	Total Software				9,255,683
	Specialty Retail – 5.3% (3.4% of Total Investments)
1,500	Michaels Stores, Inc., Term Loan B1	2.662%	10/31/13	B+	1,474,286
2,494	Toys “R” Us – Delaware Inc., Term Loan	6.000%	9/01/16	BB-	2,462,531
1,980	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	1,941,058
1,692	J Crew Group, Term Loan	4.750%	3/07/18	B1	1,591,279
1,094	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,055,260
1,471	Sports Authority, Inc., Term Loan B	7.500%	11/16/17	B-	1,427,088
10,231	Total Specialty Retail				9,951,502
	Wireless Telecommunication Services – 0.8% (0.6% of Total Investments)
2,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.896%	1/29/16	CCC+	1,585,312
$217,261	Total Variable Rate Senior Loan Interests (cost $212,901,982)				210,611,233

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 21.2% (13.7% of Total Investments)
	Building Products – 1.1% (0.7% of Total Investments)
$2,000	McJunkin Red Man Corporation	9.500%	12/15/16	B-	$ 2,040,000
	Communications Equipment – 0.9% (0.6% of Total Investments)
2,000	Avaya Inc.	9.750%	11/01/15	CCC+	1,770,000
	Diversified Financial Services – 1.1% (0.7% of Total Investments)
1,000	CIT Group Inc.	7.000%	5/01/16	B+	1,001,250
1,000	CIT Group Inc.	7.000%	5/01/17	B+	1,000,000
2,000	Total Diversified Financial Services				2,001,250
	Diversified Telecommunication Services – 1.1% (0.7% of Total Investments)
1,500	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	1,500,000
500	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	500,000
2,000	Total Diversified Telecommunication Services				2,000,000
	Health Care Equipment & Supplies – 2.4% (1.5% of Total Investments)
2,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,730,375
2,000	Kindred Escrow Corporation, 144A	8.250%	6/01/19	B-	1,770,000
4,700	Total Health Care Equipment & Supplies				4,500,375
	Health Care Providers & Services – 1.7% (1.1% of Total Investments)
2,000	HCA Inc.	8.500%	4/15/19	BB	2,200,000
1,000	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	1,022,500
3,000	Total Health Care Providers & Services				3,222,500
	Hotels, Restaurants & Leisure – 2.5% (1.7% of Total Investments)
1,000	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	1,070,000
1,700	Reynolds Group, 144A	9.875%	8/15/19	B-	1,700,000
2,000	Sven Seas Cruises S de RL LLC, 144A	9.125%	5/15/19	B-	2,040,000
4,700	Total Hotels, Restaurants & Leisure				4,810,000
	Household Products – 1.5% (1.0% of Total Investments)
2,500	Sprectum Brands Inc.	9.500%	6/15/18	B1	2,775,000
	IT Services – 0.6% (0.4% of Total Investments)
1,000	First Data Corporation	11.250%	3/31/16	CCC+	890,000
250	Sterling Merger Inc.	11.000%	10/01/19	CCC+	247,500
1,250	Total IT Services				1,137,500
	Media – 1.3% (0.8% of Total Investments)
500	AMC Networks Inc., 144A	7.750%	7/15/21	B+	542,500
2,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	1,460,000
500	Readers Digest Association	9.500%	2/15/17	B3	400,000
3,000	Total Media				2,402,500
	Metals & Mining – 1.0% (0.7% of Total Investments)
2,000	Quadra FNX Mining Limited, 144A	7.750%	6/15/19	BB-	1,940,000
	Oil, Gas & Consumable Fuels – 1.7% (1.1% of Total Investments)
1,000	Arch Coal Inc., 144A	7.250%	6/15/21	B+	1,030,000
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	2,170,000
3,000	Total Oil, Gas & Consumable Fuels				3,200,000
	Pharmaceuticals – 3.0% (1.9% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB	1,980,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB	492,500
3,000	Warner Chilcott Company LLC	7.750%	9/15/18	BB	3,127,500
5,500	Total Pharmaceuticals				5,600,000
	Software – 1.3% (0.8% of Total Investments)
2,550	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	2,448,000
$40,200	Total Corporate Bonds (cost $39,333,733)				39,847,125

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 21.3% (13.8% of Total Investments)
$40,006	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $40,006,048, collateralized by $40,810,000 U.S. Treasury Bills, 0.000%, due 12/29/11, value $40,809,347	0.010%	11/01/11		$ 40,006,037
	Total Short-Term Investments (cost $40,006,037)				40,006,037
	Total Investments (cost $292,241,752) – 154.5%				290,464,395
	Borrowings – (39.9)% (5), (6)				(75,000,000)
	Other Assets Less Liabilities – (14.6)% (7)				(27,433,078)
	Net Assets Applicable to Common Shares – 100%				$ 188,031,317

Investments in Derivatives at October 31, 2011:

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive			Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date (8)	Date	(Depreciation)
Barclays Bank PLC	$17,500,000	Receive	1-Month USD-LIBOR	1.143%	Monthly	9/15/11	9/15/16	$ 25,405
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	0.588	Monthly	9/15/11	9/15/14	(11,467)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	1.659	Monthly	9/15/11	9/15/18	95,536
								$ 109,474

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

		Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests		$ –	$ 210,611,233	$ –	$ 210,611,233
Corporate Bonds		–	39,847,125	–	39,847,125
Short-Term Investments		–	40,006,037	–	40,006,037
Derivatives:
Interest Rate Swaps*		–	109,474	–	109,474
Total		$ –	$ 290,573,869	$ –	$ 290,573,869
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Funds as of October 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Net unrealized appreciation on interest rate swaps*	$ 120,941	Net unrealized depreciation on interest rate swaps*	11,467
* Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $292,291,996.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation					$ 3,278,715
Depreciation					(5,106,316)

Net unrealized appreciation (depreciation) of investments					$ (1,827,601)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	Borrowings as a percentage of Total Investments is 25.8%.
(6)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(7)	Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at October 31, 2011.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar — London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2011